Janus Henderson VIT Forty Portfolio

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 98.2%
Automobiles – 0.5%
Rivian Automotive Inc - Class A*,#	113,047	$5,679,481
Biotechnology – 2.2%
AbbVie Inc	142,506	23,101,648
Capital Markets – 3.3%
Blackstone Group Inc	280,624	35,622,411
Chemicals – 1.4%
Sherwin-Williams Co	61,784	15,422,522
Entertainment – 3.5%
Netflix Inc*	46,933	17,580,632
Walt Disney Co*	143,706	19,710,715
		37,291,347
Equity Real Estate Investment Trusts (REITs) – 2.7%
American Tower Corp	114,263	28,705,151
Health Care Equipment & Supplies – 9.9%
Align Technology Inc*	61,050	26,617,800
Danaher Corp	142,346	41,754,352
DexCom Inc*	39,662	20,291,079
Edwards Lifesciences Corp*	144,863	17,053,272
		105,716,503
Health Care Providers & Services – 2.7%
UnitedHealth Group Inc	55,912	28,513,443
Hotels, Restaurants & Leisure – 0.9%
Caesars Entertainment Inc*	125,382	9,699,552
Household Products – 1.9%
Procter & Gamble Co	131,446	20,084,949
Information Technology Services – 7.2%
Mastercard Inc	145,588	52,030,239
Square Inc*	52,980	7,184,088
Twilio Inc*	107,359	17,693,837
		76,908,164
Interactive Media & Services – 11.5%
Alphabet Inc - Class C*	18,298	51,106,131
Facebook Inc*	89,435	19,886,767
Match Group Inc*	170,067	18,493,086
Snap Inc - Class A*	921,022	33,147,582
		122,633,566
Internet & Direct Marketing Retail – 11.3%
Amazon.com Inc*	28,623	93,309,549
Booking Holdings Inc*	9,516	22,347,850
Farfetch Ltd - Class A*	313,097	4,734,027
		120,391,426
Machinery – 2.9%
Deere & Co	75,739	31,466,525
Metals & Mining – 1.2%
Freeport-McMoRan Inc	247,347	12,303,040
Professional Services – 2.1%
CoStar Group Inc*	334,939	22,310,287
Semiconductor & Semiconductor Equipment – 7.5%
ASML Holding NV	48,751	32,562,255
NVIDIA Corp	51,530	14,060,476
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	124,088	12,937,415
Texas Instruments Inc	110,751	20,320,593
		79,880,739
Software – 14.6%
Atlassian Corp PLC - Class A*	30,369	8,923,323
Microsoft Corp	361,707	111,517,885
Unity Software Inc*	76,164	7,556,230
Workday Inc - Class A*	115,457	27,647,333
		155,644,771
Specialty Retail – 1.8%
TJX Cos Inc	320,698	19,427,885
Technology Hardware, Storage & Peripherals – 6.1%
Apple Inc	374,381	65,370,666
Textiles, Apparel & Luxury Goods – 3.0%
LVMH Moet Hennessy Louis Vuitton SE	25,693	18,292,672
NIKE Inc - Class B	103,783	13,965,040
		32,257,712
Total Common Stocks (cost $609,343,371)		1,048,431,788

Shares or Principal Amounts		Value
Warrants– 0%
Internet & Direct Marketing Retail – 0%
Grab Holdings Ltd, expires 12/1/26*((cost $158,838)	49,693	$38,264
Investment Companies– 1.5%
Money Markets – 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $16,105,341)	16,103,731	16,105,341
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	3,603,730	3,603,730
Time Deposits – 0.1%
Royal Bank of Canada, 0.2900%, 4/1/22	$900,933	900,933
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,504,663)		4,504,663
Total Investments (total cost $630,112,213) – 100.1%		1,069,080,056
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(1,428,206)
Net Assets – 100%		$1,067,651,850

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$991,592,100	92.8%
Netherlands	32,562,255	3.1
France	18,292,672	1.7
Taiwan	12,937,415	1.2
Australia	8,923,323	0.8
United Kingdom	4,734,027	0.4
Singapore	38,264	0.0

Total	$1,069,080,056	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$4,515	$-	$-	$16,105,341
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	11,682∆	-	-	3,603,730
Total Affiliated Investments - 1.8%	$16,197	$-	$-	$19,709,071

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	14,134,404	67,760,409	(65,789,472)	16,105,341
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	1,025,066	10,618,629	(8,039,965)	3,603,730

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Textiles, Apparel & Luxury Goods	$13,965,040	$18,292,672	$-
All Other	1,016,174,076	-	-
Warrants	38,264	-	-
Investment Companies	-	16,105,341	-
Investments Purchased with Cash Collateral from Securities Lending	-	4,504,663	-
Total Assets	$1,030,177,380	$38,902,676	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70306 05-22